S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Nov. 06, 2025
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	As of the date of this prospectus, Bluerock Holdings holds membership interests in our sponsor representing 4,090,000 founder shares held by our sponsor and 1,000,000 private placement warrants to be purchased by our sponsor. The remaining economic interests in our sponsor will be owned by other third party investors, including the non-managing
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Bluerock Holdings